Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Classes of current inventories [abstract]
Finished goods	¥ 973,797	¥ 931,774
Work in process	78,006	69,702
Raw materials	534,984	521,979
Total	¥ 1,586,787	¥ 1,523,455